Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Jul. 20, 2021	May 01, 2020	Apr. 30, 2020
Accounting Policies [Abstract]
Number of reportable segments | segment	1		1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual period for financing receivables	60 days		60 days
Off-balance sheet active finance receivables				$ 19,700,000
Reserve for repurchase liabilities				4,200,000
Restricted cash balance held in a federally insured bank account				3,100,000
Restricted cash balance payable balance				$ 800,000
Finance receivables originated through the bank partnership arrangements, percentage	94.00%	74.00%	89.00%	62.00%
Finance receivables originated through the bank partnership arrangements	$ 11,800,000		$ 9,500,000	$ 3,300,000
Percent of scheduled payment considered as a qualifying payment								90.00%	50.00%
Property, Plant and Equipment [Line Items]
Development and capitalized software costs	3,800,000	$ 2,700,000	13,700,000	9,000,000.0
Capitalized software costs, amortization expense	3,000,000	1,900,000	9,300,000	6,000,000.0	$ 3,800,000
Class of Warrant or Right [Line Items]
Percent of tax benefits with provided payment							0.90
Percent of tax benefits retained by company							0.10
Tax receivable agreement liability	23,218,000		23,272,000	0
Deferred tax asset, tax receivable agreement liability			5,583,000	0
Adjustments to additional paid in capital, tax receivable agreement liability	54,000	$ 0	17,700,000
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	15,114,000
Operating lease, liability	17,631,000
Decrease in deferred rent	$ 0		$ (2,513,000)	(2,128,000)
Capitalized technology
Property, Plant and Equipment [Line Items]
Capitalized technology, useful life			2 years
Recency delinquency
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual period for financing receivables	60 days		60 days
Contractual delinquency
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual period for financing receivables	90 days		90 days
Minimum
Property, Plant and Equipment [Line Items]
Useful life			3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life			5 years
Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset						$ 15,500,000
Operating lease, liability						18,000,000.0
Pro Forma | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in deferred rent						$ 2,500,000
Ohio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables remaining under CSO program			$ 0	$ 0
Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables remaining under CSO program			$ 0
Existing Equity Holders
Schedule Of Reverse Recapitalization [Line Items]
Ownership interest retained	87.80%		87.60%				88.20%
$11.50 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares			$ 11.50
$15 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares			$ 15